Popular, Inc. (Holding company only) financial information	12 Months Ended
Dec. 31, 2016
Disclosure Text Block
Popular, Inc (Holding Company Only) Financial Information

Note 43 - Popular, Inc. (holding company only) financial information

The following condensed financial information presents the financial position of Popular, Inc. Holding Company only at December 31, 2016 and 2015, and the results of its operations and cash flows for each of the three years in the period ended December 31, 2016.

Condensed Statements of Condition
	December 31,
(In thousands)	2016	2015
ASSETS
Cash and due from banks (includes $47,614 due from bank subsidiary (2015 - $24,124))	$47,783	$24,298
Money market investments	252,347	262,204
Trading account securities	2,640	2,020
Investment securities available-for-sale, at fair value	-	216
Other investment securities, at lower of cost or realizable value (includes $8,725 in common
securities from statutory trusts (2015 - $8,725))[1]	9,850	9,850
Investment in BPPR and subsidiaries, at equity	3,658,451	3,598,393
Investment in Popular North America and subsidiaries, at equity	1,707,167	1,687,104
Investment in other non-bank subsidiaries, at equity	243,993	253,828
Other loans	1,142	1,176
Less - Allowance for loan losses	2	3
Premises and equipment	3,067	2,823
Investment in equity method investees	51,259	45,262
Other assets (includes $936 due from subsidiaries and affiliate (2015 - $1,667))	11,257	10,817
Total assets	$5,988,954	$5,897,988

LIABILITIES AND STOCKHOLDERS' EQUITY
Notes payable	$735,600	$733,516
Other liabilities (includes $2,574 due to subsidiaries and affiliate (2015 - $1,133))	55,309	59,148
Stockholders’ equity	5,198,045	5,105,324
Total liabilities and stockholders’ equity	$5,988,954	$5,897,988
[1] Refer to Note 23 to the consolidated financial statements for information on the statutory trusts.

Condensed Statements of Operations
	Years ended December 31,
(In thousands)	2016	2015	2014
Income:
Dividends from subsidiaries	$102,300	$41,350	$-
Interest income (includes $1,965 due from subsidiaries and affiliates (2015 - $1,188;
2014 - $1,829))	2,141	1,332	1,931
Earnings from investments in equity method investees	12,352	13,710	12,291
Gain on sale and valuation adjustment of investment securities	1,767	-	-
Trading account profit (loss)	90	(187)	(40)
Total income	118,650	56,205	14,182
Expenses:
Interest expense	52,470	52,470	492,657
Provision (reversal of provision) for loan losses	(35)	35	(200)
Operating expenses (includes expenses for services provided by subsidiaries and affiliate of $8,160 (2015 - $7,309 ; 2014 - $6,882)), net of reimbursement by subsidiaries for
services provided by parent of $74,573 (2015 - $74,799 ; 2014 - $67,021)	(4,208)	(1,293)	1,633
Total expenses	48,227	51,212	494,090
Income (loss) before income taxes and equity in undistributed
earnings of subsidiaries	70,423	4,993	(479,908)
Income tax expense (benefit)	19	(186)	5,580
Income (loss) before equity in undistributed earnings of subsidiaries	70,404	5,179	(485,488)
Equity in undistributed earnings of subsidiaries	145,152	888,818	294,978
Income (loss) from continuing operations	215,556	893,997	(190,510)
Equity in undistributed earnings (losses) of discontinued operations	1,135	1,347	(122,980)
Net income (loss)	$216,691	$895,344	$(313,490)
Comprehensive income (loss), net of tax	$153,291	$868,330	$(354,617)

Condensed Statements of Cash Flows
	Years ended December 31,
(In thousands)	2016	2015	2014
Cash flows from operating activities:
Net income (loss)	$216,691	$895,344	$(313,490)
Adjustments to reconcile net income (loss) to net cash provided by (used in)
operating activities:
Equity in undistributed earnings of subsidiaries
and dividends from subsidiaries	(146,287)	(890,165)	(171,998)
Provision (reversal) for loan losses	(35)	35	(200)
Net accretion of discounts and amortization of premiums and deferred fees	2,087	2	404,461
Earnings from investments under the equity method	(12,352)	(13,710)	(12,291)
Deferred income tax expense (benefit)	19	(186)	8,203
Sale and valuation adjustments of investment securities	(1,767)	-	-
Net (increase) decrease in:
Trading securities	(620)	(380)	(288)
Other assets	4,473	8,781	4,736
Net increase (decrease) in:
Interest payable	-	-	7,066
Other liabilities	(3,854)	(5,622)	(180)
Total adjustments	(158,336)	(901,245)	239,509
Net cash provided by (used in) operating activities	58,355	(5,901)	(73,981)
Cash flows from investing activities:
Net decrease (increase) in money market investments	9,857	(242,457)	(1,026)
Proceeds from calls, paydowns, maturities and redemptions of investment securities:
Other	-	-	1,000
Proceeds from sale of investment securities:
Available-for-sale	278	-	-
Other	1,583	-	-
Capital contribution to subsidiaries	-	-	(100,000)
Net decrease in advances to subsidiaries and affiliates	-	53,769	465,731
Net repayments (originations) on other loans	35	24	(279)
Return of capital from equity method investments	433	11,500	-
Return of capital from wholly owned subsidiaries	14,000	203,000	210,000
Acquisition of premises and equipment	(953)	(1,079)	(1,075)
Proceeds from sale of:
Premises and equipment	56	9	48
Foreclosed assets	434	-	-
Net cash provided by investing activities	25,723	24,766	574,399
Cash flows from financing activities:
Payments of notes payable and subordinated notes	-	-	(936,000)
Proceeds from issuance of notes payable	-	-	450,000
Proceeds from issuance of common stock	7,437	6,226	5,394
Dividends paid	(65,932)	(19,257)	(3,723)
Repurchase of TARP-related warrants	-	-	(3,000)
Net payments for repurchase of common stock	(2,098)	(1,984)	(3,236)
Net cash used in financing activities	(60,593)	(15,015)	(490,565)
Net increase in cash and due from banks	23,485	3,850	9,853
Cash and due from banks at beginning of period	24,298	20,448	10,595
Cash and due from banks at end of period	$47,783	$24,298	$20,448

Popular, Inc. (parent company only) received dividend distributions from its direct equity method investees amounting to $4.7 million for the year ended December 31, 2016 (2015 - $4.7 million).

Notes payable include junior subordinated debentures issued by the Corporation that are associated to capital securities issued by the Popular Capital Trust I, Popular Capital Trust II and Popular Capital Trust III and medium-term notes. Refer to Note 23 for a description of significant provisions related to these junior subordinated debentures. The following table presents the aggregate amounts by contractual maturities of notes payable at December 31, 2016:

Year	(In thousands)
2017	$-
2018	-
2019	444,788
2020	-
2021	-
Later years	290,812
No stated maturity	-
Total	$735,600